Vessel Revenue, net and Voyage Expenses	12 Months Ended
Dec. 31, 2024
Vessel Revenue, net and Voyage Expenses [Abstract]
Vessel Revenue, net and Voyage Expenses
12.	Vessel Revenue, net and Voyage Expenses:

Disaggregation of Revenue

The Company disaggregates its revenue from contracts with customers by the type of charter (time, pool agreements and spot charters). The following table presents the Company’s statement of operations figures derived from spot charter, time charters and pool agreements for the years ended December 31, 2024, 2023 and for the period from inception (January 20, 2022) through December 31, 2022:

	Year ended	Year ended	From January 20, 2022 through
	December 31, 2024	December 31, 2023	December 31, 2022
Vessel revenues from time charters and pool agreements, net of commissions	45,439	31,754	13,548
Vessel revenues from spot charters, net of commissions	-	4,313	9,236
Total	45,439	36,067	22,784

Demurrage income for the years ended December 31, 2024, 2023 and for the period from January 20, 2022 through December 31, 2022 was $NIL, $512 and $229, respectively.

The amortization of the below and above market acquired time charters amounted to $308 and $146 as a deduction from and an addition to “Vessel revenue, net”, respectively during the period from inception, January 20, 2022, to December 31, 2022. As of December 31, 2022, the below and above market acquired time charters were fully amortized.

As of December 31, 2024 and 2023, the trade accounts receivable was $1,437 and $252, respectively, and related to time charters.

Deferred revenue represents cash received in advance of performance under the contract prior to the balance sheet date and is realized when the associated revenue is recognized under the contract in periods after such date. Deferred revenue as of December 31, 2024 and December 31, 2023 was $664 and $486 and relates entirely to ASC 842. As of December 31, 2024 and 2023, an amount of $731 and $NIL related to ballast bonus payments made by charterers for the ballast trip which are deferred and recognized on a straight line over the charter period.

As of December 31, 2024 and 2023, an amount of $NIL and $41 included in “Deferred revenue” and related to time charter arrangements was treated as lease modification and not accounted for as separate contract.

Charterers individually accounting for more than 10% of revenues for the years ended December 31, 2024, 2023 and for the period from inception (January 20, 2022) through December 31, 2022:

Customer	2024	2023	2022
A	33%	21%	-
B	19%	10%	-
C	16%	-	-
D	-	22%	-
E	-	12%	-
F	-	12%	15%
G	-	-	25%
H	-	-	20%
I	-	-	19%
J	-	-	15%
Total	68%	77%	94%

Voyage Expenses

The following table presents the Company’s statement of operations’ figures derived from time charters, spot charters and for unfixed periods for the years ended December 31, 2024, 2023 and for the period from inception (January 20, 2022) through December 31, 2022:
	Year ended	Year ended	From January 20, 2022 through
	December 31, 2024	December 31, 2023	December 31, 2022
Voyage expenses from time charters	1,270	1,424	178
Voyage expenses from spot charters	-	1,039	4,802
Voyage expenses for unfixed periods	501	644	265
Total	1,771	3,107	5,245